Current and Non-Current Distinction - Summary of Assets and Liability (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
ASSETS
Cash and due from banks	$ 33,687,553	$ 16,384,924	$ 14,795,794
Cash	4,789,701	4,486,951	3,463,786
Argentine Central Bank	27,388,784	10,408,716	10,358,422
Other local financial institutions	1,498,669	1,415,251	937,828
Others	10,399	74,006	35,758
Debt securities at fair value through profit or loss	15,112,115	16,837,925	782,547
Derivatives	15,924	39,740	52,152
Repo transactions		4,945,864
Other financial assets	1,698,054	2,388,795	3,458,243
Loans and other financing	77,208,464	87,108,670	69,996,876
To the non-financial public sector	32,802	48,143	7,934
To the financial sector	398,551	586,358	710,798
To the Non-FinancialPrivate Sector and Foreign residents	76,777,111	86,474,169	69,278,144
Other debt securities	4,311,095	529,891	3,802,747
Financial assets in guarantee	2,007,217	1,921,219	2,699,392
Current income tax assets	592,058	180,458
Inventories	69,918	156,306	55,829
Investments in equity instruments	10,404	68,881	6,197
Property, plant and equipment	2,183,734	2,060,551	1,630,618
Investment Property	413,357	287,072	887,242
Intangible assets	2,710,837	459,420	639,705
Deferred income tax assets	821,818	1,156,980	985,294
Non-current assets held for sale	2,800
Other non-financial assets	888,648	703,454	328,103
Total Assets	141,733,996	135,230,150	100,120,739
LIABILITIES
Deposits	94,906,014	83,284,983	66,075,709
Non-financial public sector	11,105,477	9,112,185	4,767,148
Financial sector	25,236	23,183	20,902
Non-financial private sector and foreign residents	83,775,301	74,149,615	61,287,659
Liabilities at fair value through profit or loss	268,086
Derivatives	94,222
Other financial liabilities	4,267,239	5,774,555	5,584,663
Financing received from the Argentine Central Bank and other financial institutions	8,032,837	5,205,766	3,161,327
Unsubordinated negotiable Obligations	9,307,171	12,681,237	3,775,525
Current income tax liability	791,272	1,217,961	1,022,463
Subordinated negotiable obligations	1,383,817	1,012,661	2,540,433
Provisions	86,915	118,357	117,231
Deferred income tax liability	223,351	29,808	14,587
Other non-financial liabilities	5,404,998	5,613,054	4,689,194
TOTAL LIABILITIES	124,765,922	114,938,382	$ 88,069,879
Up to 1 year [member]
ASSETS
Cash and due from banks	33,687,553	16,384,924
Cash	4,789,701	4,486,951
Argentine Central Bank	27,388,784	10,408,716
Other local financial institutions	1,498,669	1,415,251
Others	10,399	74,006
Debt securities at fair value through profit or loss	15,112,115	16,837,925
Derivatives	15,924	39,740
Repo transactions		4,945,864
Other financial assets	1,698,054	2,388,795
Loans and other financing	56,882,652	55,648,429
To the non-financial public sector	7,526	3,848
To the financial sector	358,177	484,816
To the Non-FinancialPrivate Sector and Foreign residents	56,516,949	55,159,765
Other debt securities	1,218,922	377,588
Financial assets in guarantee	2,004,112	1,921,219
Current income tax assets	612,718	189,463
Inventories	69,918	156,306
Investments in equity instruments		1,084
Deferred income tax assets	6,303	90,485
Non-current assets held for sale	2,800
Other non-financial assets	173,711	74,719
Total Assets	111,484,782	99,056,541
LIABILITIES
Deposits	94,819,436	83,284,540
Non-financial public sector	11,105,477	9,112,185
Financial sector	25,236	23,183
Non-financial private sector and foreign residents	83,688,723	74,149,172
Liabilities at fair value through profit or loss	268,086
Derivatives	94,222
Other financial liabilities	4,091,866	5,493,412
Financing received from the Argentine Central Bank and other financial institutions	7,159,251	4,625,374
Unsubordinated negotiable Obligations	2,152,945	1,552,959
Current income tax liability	791,272	1,217,961
Subordinated negotiable obligations	26,150	19,172
Provisions	11,641	8,934
Deferred income tax liability	5,871	8,667
Other non-financial liabilities	4,593,346	4,577,760
TOTAL LIABILITIES	114,014,086	100,788,779
Later than one year [member]
ASSETS
Loans and other financing	20,325,812	31,460,241
To the non-financial public sector	25,276	44,295
To the financial sector	40,374	101,542
To the Non-FinancialPrivate Sector and Foreign residents	20,260,162	31,314,404
Other debt securities	3,092,173	152,303
Financial assets in guarantee	3,105
Current income tax assets	(20,660)	(9,005)
Investments in equity instruments	10,404	67,797
Property, plant and equipment	2,183,734	2,060,551
Investment Property	413,357	287,072
Intangible assets	2,710,837	459,420
Deferred income tax assets	815,515	1,066,495
Other non-financial assets	714,937	628,735
Total Assets	30,249,214	36,173,609
LIABILITIES
Deposits	86,578	443
Non-financial private sector and foreign residents	86,578	443
Other financial liabilities	175,373	281,143
Financing received from the Argentine Central Bank and other financial institutions	873,586	580,392
Unsubordinated negotiable Obligations	7,154,226	11,128,278
Subordinated negotiable obligations	1,357,667	993,489
Provisions	75,274	109,423
Deferred income tax liability	217,480	21,141
Other non-financial liabilities	811,652	1,035,294
TOTAL LIABILITIES	$ 10,751,836	$ 14,149,603